Note 23 - Changes of Other Intangible Assets by Asset Class (Detail:Text Values) € in Millions	12 Months Ended
Dec. 31, 2022 EUR (€)
Changes of Other Intangible Assets by Asset Class [Abstract]
Changes of other intangible assets included in general and administrative expenses	€ 1,000
Changes of other intangible assets mainly comprised of impairments of self-developed software recorded in general and administrative expenses	68
Changes of other intangible assets comprised of reversal of impairments of self-developed software recorded in general and administrative expenses	30
Changes in other intangible assets amortization included in general and administrative expenses [line item]	1,000
Changes of other intangible assets: impairment losses comprised of	152
Changes of other intangible assets on customer-related intangibles	€ 3